J.P. MORGAN EQUITY FUNDS

JPMorgan Mid Cap Core Fund

JPMorgan Small Cap Equity Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

Supplement dated February 4, 2013

to the Prospectuses dated November 1, 2012, as supplemented

Effective immediately, the portfolio managers’ information for the JPMorgan Mid Cap Core Fund (the “Mid Cap Core Fund”) Prospectuses in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Don San Jose	2010	Managing Director
Christopher Jones	2013	Managing Director
Timothy Parton	2013	Managing Director
Jonathan K.L. Simon	2013	Managing Director

Also, effective immediately, the portfolio managers’ information for the JPMorgan Small Cap Equity Fund (the “Small Cap Equity Fund”) Prospectuses in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Don San Jose	2007	Managing Director
Christopher Jones	2013	Managing Director

In addition, the section entitled “The Funds’ Management and Administration—The Portfolio Managers” for the Mid Cap Core Fund is hereby deleted in its entirety and replaced by the following:

Mid Cap Core Fund

The portfolio management team consists of Don San Jose, Managing Director of J.P. Morgan Investment Management Inc. (“JPMIM”), Christopher Jones, Managing Director of JPMIM and a CFA charterholder, Timothy Parton, Managing Director of JPMIM and a CFA charterholder, and Jonathan K.L. Simon, Managing Director of JPMIM. Mr. San Jose has been an analyst with the U.S. Small Cap Equity Group since 2004 and a portfolio manager since 2007. An employee since 2000, Mr. San Jose was an analyst in JPMorgan Securities’ equity research department before joining the small cap group. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and it various affiliates (or their predecessors) since 1982. Mr. Parton has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1988 and has been employed with the firm since 1986. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980.

SUP-PM-213

In addition, the section entitled “The Funds’ Management and Administration—The Portfolio Managers” for the Small Cap Equity Fund is hereby deleted in its entirety and replaced by the following:

Small Cap Equity Fund

The portfolio management team consists of Don San Jose, Managing Director of JPMIM, and Christopher Jones, Managing Director of JPMIM and a CFA charterholder. Mr. San Jose has been an analyst with the U.S. Small Cap Equity Group since 2004 and a co-portfolio manager of the Fund since 2007. An employee since 2000, Mr. San Jose was an analyst in JPMorgan Securities’ equity research department before joining the small cap group. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and it various affiliates (or their predecessors) since 1982.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE